Disaggregation of Revenue - Summary of Disaggregation of Revenue by Transaction Model (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 190,205	$ 151,548	$ 123,616	$ 119,445	$ 126,148	$ 110,397	$ 89,111	$ 82,349	$ 584,814	$ 408,005	$ 296,910
Open Platform Transactions
Disaggregation of Revenue [Line Items]
Revenue									573,242	399,945	291,331
Private Platform Transactions
Disaggregation of Revenue [Line Items]
Revenue									$ 11,572	$ 8,060	$ 5,579